RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
RESTRUCTURING, IMPAIRMENT OF ASSETS AND OTHER.
Schedule of restructuring, impairment of assets and other

	2025	2024	2023
Restructuring[1]	$9.8	$7.6	$4.9
Impairment of assets[2]	6.3	15.7	0.4
Other[3]	9.0	2.8	14.8
	$25.1	$26.1	$20.1
1	Includes various cost reduction initiatives.
2	Includes mainly charges of impairment of assets in connection with initiatives to integrate the Freedom business.
3	Includes mainly the retroactive costs relating to an appeal court decision made in the second quarter of 2025 on tariffs for the retransmission of distant television signals, acquisition costs related to the Freedom acquisition in 2023 and other items.